Supplementary cash flow information - Changes in Non-cash Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Accounts receivable and prepaids	$ (215)	$ 147
Value-added and other tax receivables	(2,204)	(10,634)
Inventories	(130,339)	(24,331)
Accounts payable and accrued liabilities	(1,237)	(21,378)
Current income and other taxes payable	(21,184)	49,658
Changes in non-cash working capital	$ (155,179)	$ (6,538)